Finance Income and Expense- Finance Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on long-term debt	$ 80	$ 80	$ 69
Interest on lease obligations	26	21	23
Commitment fees and amortization of debt issuance costs	11	13	13
Accretion costs and other	28	23	6
Total finance expense	$ 145	$ 137	$ 111